Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating Leases [Abstract]
Operating Leases

8. Operating Leases

The Company leases various facilities under operating leases. Leased facilities include manufacturing facilities, radiopharmaceutical production facilities, and office spaces. The Company combines lease and non-lease components, therefore there is no allocation of lease payments to non-lease components. Short-term leases with an initial term of 12 months or less are recognized on a straight-line basis over the lease term.

The components of total lease costs for operating leases during the three and six months ended June 30, 2026 and 2025 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Operating lease cost	$137	$126	$281	$263
Variable lease cost	228	201	264	224

The supplemental cash flow information related to operating leases during the three and six months ended June 30, 2026 and 2025 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Cash payment for operating lease	$131	$118	$275	$259
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	162	653	162	817

The weighted-average remaining lease terms and discount rates for operating leases as of June 30, 2026 and 2025 were as follows:

	June 30, 2026	June 30, 2025
Weighted-average remaining lease term (years)	3.3	3.5
Weighted-average discount rate	6.9%	6.5%

Future minimum lease payments under non-cancellable leases as of June 30, 2026, were as follows:

Amount
Remainder of 2026	$285
2027	500
2028	357
2029	235
2030	142
Thereafter	—
Total undiscounted lease payments	1,519
Less: Imputed interest	(153)
Operating lease liabilities	$1,366

9.	Operating Leases

The Company leases various facilities under operating leases. Leased facilities include manufacturing facilities, radiopharmaceutical production facilities, and office space. The Company combines lease and non-lease components, therefore there is no allocation of lease payments to non-lease components. The Company does not have any short-term leases as of December 31, 2025.

The components of total lease costs for operating leases during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Operating lease cost	$564	$679
Variable lease cost	106	102

The supplemental cash flow information related to operating leases during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Cash payment for operating lease	$558	$553
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	817	108

The weighted-average remaining lease terms and discount rates for operating leases during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Weighted-average remaining lease term (years)	3.7	3.9
Weighted-average discount rate	6.8%	6.4%

Future minimum lease payments under non-cancellable leases as of December 31, 2025, were as follow:

Amount
2026	$523
2027	413
2028	306
2029	235
2030	142
Thereafter	—
Total undiscounted lease payments	1,619
Less: Imputed interest	(186)
Operating lease liabilities	$1,433